Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
6.	Fair Value Measurements:

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to fair values derived from unobservable inputs (Level 3). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The fair value of exchange-traded futures, forward and option contracts is determined by the various exchanges, and reflects the settlement price for each contract as of the close of business on the last business day of the reporting period. The fair value of foreign currency forward contracts is extrapolated on a forward basis from the spot prices quoted as of approximately 3:00 P.M. (E.T.) on the last business day of the reporting period from various exchange. The fair value of non-exchange-traded foreign currency option contracts is calculated by applying an industry standard model application for options valuation of foreign currency options, using as input the spot prices, interest rates and option implied volatilities quoted as of approximately 3:00 P.M. (E.T.) on the last business day of the reporting period. U.S. Treasury bills are valued at the last available bid price received from independent pricing services as of the close of the last business day of the reporting period.

The Partnerships consider prices for exchange-traded commodity futures, forward, swap and option contracts to be based on unadjusted quoted prices in active markets for identical assets and liabilities (Level 1). The values of U.S. Treasury bills, non-exchange-traded forward, swap and certain option contracts for which market quotations are not readily available are priced by broker quotes or pricing services that derive fair values for those assets and liabilities from observable inputs (Level 2). As of and for the years ended December 31, 2015 and 2014, the Partnerships did not hold any derivative instruments that were priced at fair value using unobservable inputs through the application of the General Partner’s assumptions and internal valuation pricing models (Level 3). Transfers between levels are recognized at the end of the reporting period. During the years ended December 31, 2015 and 2014, there were no transfers of assets or liabilities between Level 1 and Level 2.

Charter Campbell

December 31, 2015	Total	Level 1	Level 2	Level 3
Assets
U.S. Treasury bills	$15,498,983	$-	$15,498,983	$-
*Futures	269,891	269,891	-	-
*Forwards	1,264,408	26,108	1,238,300	-

Total Assets	$17,033,282	$295,999	$16,737,283	$-

Liabilities
*Futures	460,830	460,830	-	-
*Forwards	1,322,225	135,773	1,186,452	-
Total Liabilities	$1,783,055	$596,603	$1,186,452	$-

Net fair value	$15,250,227	$(300,604)	$15,550,831	$-

December 31, 2014	Total	Level 1	Level 2	Level 3
Assets
*Futures	$873,317	$873,317	$-	$-
*Forwards	1,536,029	111,529	1,424,500	-

Total Assets	$2,409,346	$984,846	$1,424,500	$-

Liabilities
*Futures	$134,615	$134,615	$-	$-
*Forwards	981,488	75,657	905,831	-

Total Liabilities	$1,116,103	$210,272	$905,831	$-

Net fair value	$1,293,243	$774,574	$518,669	$-

Charter Aspect

December 31, 2015	Total	Level 1	Level 2	Level 3
Assets
U.S. Treasury bills	$24,995,953	$-	$24,995,953	$-
*Futures	724,794	724,794	-	-
*Forwards	692,968	91,854	601,114	-

Total Assets	$26,413,715	$816,648	$25,597,067	$-

Liabilities				-
*Futures	$966,476	$966,476	$-	$-
*Forwards	665,290	306,677	358,613	-

Total Liabilities	$1,631,766	$1,273,153	$358,613	$-

Net fair value	$24,781,949	$(456,505)	$25,238,454	$-

December 31, 2014	Total	Level 1	Level 2	Level 3
Assets
*Futures	$2,692,207	$2,692,207	$-	$-
*Forwards	1,015,350	154,658	860,692	-

Total Assets	$3,707,557	$2,846,865	$860,692	$-

Liabilities				-
*Futures	$266,772	$266,772	$-	$-
*Forwards	696,340	230,638	465,702	-

Total Liabilities	$963,112	$497,410	$465,702	$-

Net fair value	$2,744,445	$2,349,455	$394,990	$-

Charter WNT

December 31, 2015	Total	Level 1	Level 2	Level 3
Assets
U.S. Treasury bills	$16,998,561	$-	$16,998,561	$-
*Futures	817,717	817,717	-	-
*Forwards	239,883	87,839	152,044	-

Total Assets	$18,056,161	$905,556	$17,150,605	$-

Liabilities
*Futures	$580,290	$580,290	$-	$-
*Forwards	237,051	32,341	204,710	-

Total Liabilities	$817,341	$612,631	$204,710	$-

Net fair value	$17,238,820	$292,925	$16,945,895	$-

December 31, 2014	Total	Level 1	Level 2	Level 3
Assets
*Futures	$1,905,937	$1,905,937	$-	$-
*Forwards	264,618	107,239	157,379	-

Total Assets	$2,170,555	$2,013,176	$157,379	$-

Liabilities
*Futures	$511,243	$511,243	$-	$-
*Forwards	492,731	146,237	346,494	-

Total Liabilities	$1,003,974	$657,480	$346,494	$-

Net fair value	$1,166,581	$1,355,696	$(189,115)	$-

*	Included as a component of “Net unrealized gain (loss) on open contracts” in the respective Partnership’s Statements of Financial Condition.